SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION

Share options

In March 2019, the Group approved the Share Incentive Plan (the “Plan”) under which the maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 28,400,000 shares. The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.

Prior to the initial public offering in June 2019, the Group granted share options to employees. The term of the option shall not exceed ten years from the date of the grant.

The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 0 to 10 years. The Group determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm. The Group did not grant any share options during the years ended December 31, 2020, 2021 and 2022.

A summary of options activities during the year ended December 31, 2022 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2022	5,213,161	0.01	13.96	6.63	96,622
Granted	—	—	—
Exercised	(872,428)	0.01	13.23
Forfeited	(722,387)	0.01	14.75
Cancelled	—	—	—
Options outstanding at December 31, 2022	3,618,346	0.01	13.98	5.75	88,310
Options vested and expected to vest as of December 31, 2022	3,618,346	0.01	13.98	5.75	88,310
Options exercisable as of December 31, 2022	703,183	0.01	8.12	4.62	17,162

12. SHARE-BASED COMPENSATION - continued

Share options - continued

The total fair value of options vested during the years ended December 31, 2020, 2021 and 2022 were RMB21,081, RMB19,134 and RMB13,032 respectively. Total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 were RMB314,928, RMB13,933 and RMB21,293 respectively.

The Group recognizes compensation expenses related to options over the estimated service period for each separate vesting portion of the award as if the award is in substance, multiple awards.

As of December 31, 2022, there was RMB16,535 of unrecognized compensation expenses related to options expected to be recognized over a weighted average period of 5.75 years.

Restricted Stock Units

Under the Plan, the Group granted 4,919,577 RSUs to employees at an exercise price of nil per share during the year ended December 31, 2022. The vesting period of these RSUs ranged from 0 to 4 years. The RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested RSUs. In the event that the employment with the Group is terminated for any reason prior to vesting in the RSUs, the holder’s right to the unvested RSUs will terminate immediately. The non-vested RSUs will be repurchased by the Group at no cost.

The Group recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The aggregate fair values of RSUs are measured at the fair value of the Group’s ordinary shares on the grant date which were RMB672,010, RMB558,876 and RMB82,690 during the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, there was RMB101,885 unrecognized compensation cost related to RSUs which is expected to be recognized over a weighted average vesting period of 3.08 years. The weighted average granted fair value of the RSUs granted during the years ended December 31, 2020, 2021 and 2022 was RMB391.35, RMB135.14 and RMB16.81 per RSU, respectively.

12. SHARE-BASED COMPENSATION - continued

Restricted Stock Units - continued

A summary of the RSUs activity during the year ended December 31, 2022 is presented below:

RSUs
Unvested balance at January 1, 2022	2,991,804
Granted	4,919,577
Vested	(648,588)
Forfeited	(1,361,932)
Cancelled	(480,487)
Unvested balance at December 31, 2022	5,420,374

Modifications

During the year ended December 31, 2021, as a result of the Business Restructuring, the Group cancelled 530,700 options and 1,613 RSUs without concurrent grant of a replacement award or other valuable consideration, for those the Group recognized any previously unrecognized compensation cost at the cancellation date. Additionally, the Group also cancelled 330,428 RSUs and further paid RMB24,370 as cash consideration. Any previous unrecognized compensation costs related to the award were recorded at the cancellation date. The Group recognized incremental compensation expense amounting to RMB24,370, equal to the excess of the cash consideration over the fair value of the cancelled award which was nominal at the cancellation date.

During the year ended December 31, 2022, the Group cancelled 480,487 RSUs without concurrent grant of a replacement award or other valuable consideration, for those the Group recognized all previously unrecognized compensation cost at the cancellation date.

The Group recognized RMB238,446, RMB345,259 and RMB122,654 of compensation expenses for all options and RSUs granted for the years ended December 31, 2020, 2021 and 2022, respectively.